Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Balance Sheet Information Related to Operating Leases
Balance sheet information related to the Company’s operating leases were as follows
(in thousands)
:

	Classification	For the year ended December 31, 2022
ROU assets, net	Operating lease ROU assets, net	$9,827
Lease liabilities:
Current	Accrued liabilities	$3,090
Noncurrent	Operating lease liabilities	6,754

Total lease liabilities		$9,844

Schedule of Components of Total Lease Expense
The components of total lease expense are as follows
(in thousands)
:

For the year ended December 31, 2022
Operating lease cost	$3,349
Variable lease cost	—
Short-term lease cost	337

Total lease cost	$3,686

Schedule of Supplemental Information Related to the Company's Operating Leases	Supplemental information related to the Company’s operating leases were as follows:

December 31, 2022
Weighted average remaining lease term (in years)	3.55
Weighted average discount rate	5.25%

Schedule of Supplemental Cash Flow Information Related to the Company's Operating Leases
Supplemental cash flow information related to the Company’s operating leases were as follows
(in thousands)
:

For the year ended December 31, 2022
Operating cash flows - cash paid for amounts included in the measurement of operating lease liabilities	$3,332
Operating ROU assets obtained in exchange for new lease liabilities	$71

Schedule of Maturities of Operating Lease Liabilities, Associated With ROU Assets
Maturities of operating lease liabilities, associated with ROU assets, as of December 31, 2022, were as follows
(in thousands)
:

Operating Leases
Years ended December 31,
2023	$3,517
2024	3,119
2025	1,995
2026	1,313
2027	801
Thereafter	27
Total lease payments	10,772
Less: Interest	(928)
Total lease liabilities	$9,844

Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2021, future minimum rentals under the
non-cancellable
operating leases under the scope of ASC 840 for certain office facilities are as follows
(in thousands)
:

Operating Leases
Years ended December 31,
2022	$3,015
2023	2,165
2024	1,878
2025	1,116
2026	965
Thereafter	555
Total lease payments	$9,694